Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Restricted Net Assets [Line Items]
Restricted net assets	$ 973,287	$ 956,123
Variable interest entities (VIEs) [Member]
Restricted Net Assets [Line Items]
Restricted net assets	569,475	557,771
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 403,812	$ 398,352